EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings per Share

The table below presents the computation of basic and diluted net earnings per common share:

	Six months ended June 30,
	2021	2020

Numerator:
Net income (loss) attributable to ordinary shares - basic	$10,389	$(905)
Net income (loss) - diluted	$10,389	$(905)

Denominator:
Number of ordinary shares outstanding during the year	33,116,072	26,546,844
Weighted average effect of dilutive securities:
Employee options and restricted share units	3,173,730	-

Diluted number of ordinary shares outstanding	36,289,802	26,546,844

Basic net earnings (loss) per ordinary share	$0.31	$(0.03)

Diluted net earnings (loss) per ordinary share	$0.29	$(0.03)

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	996,486	5,084,480